Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Cash and cash equivalents	$ 314	$ 675	$ 535
Trade receivables, net	443	565	558
Earned but unbilled receivables	97	92	103
Prepaid expenses and other current assets	146	123	158
Assets of discontinued operations		2,516	2,701
Total current assets	1,000	3,971	4,055
Property and equipment, net	152	152	165
Software products, net	229	270	361
Customer base, net	390	421	483
Other assets,net	105	113	123
Trade name	672	1,019	1,019
Goodwill	3,827	3,828	3,812
Total Assets	6,375	9,774	10,018
Current:
Short-term and current portion of long-term debt	2	290	62
Accounts payable	11	8	8
Accrued compensation and benefits	160	245	246
Accrued interest expense	29	40	41
Other accrued expenses	99	127	134
Deferred revenue	563	589	556
Liabilities of discontinued operations		799	878
Total current liabilities	864	2,098	1,925
Long-term debt	4,669	6,094	6,596
Deferred and other income taxes	641	739	765
Other long-term liabilities	32	22	16
Total liabilities	6,206	8,953	9,302
Commitments and contingencies
Stockholder's equity:
Common stock value
Capital in excess of par value	3,373	3,513	3,490
Accumulated deficit	(3,157)	(2,708)	(2,771)
Accumulated other comprehensive income (loss)	(47)	16	(3)
Total stockholder's equity	169	821	716
Total Liabilities and Stockholder's Equity	$ 6,375	$ 9,774	$ 10,018